General information / Summary of significant accounting policies (Details) (EUR €) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 System		Dec. 31, 2011 System		Dec. 31, 2010 System
General information / Summary of significant accounting policies [Abstract]
Voting Rights Required for consolidation of subsidiaries	more than half
Cash and cash equivalents maturity period	Three months or less
Date of annual goodwill impairment test	30 September
Amount of repurchase commitments	€ 0		€ 0
Standard product warranty period in months	12 months
Product warranty on certain optic parts period in months	60 months
NXE systems recognized	1		3		0
Short-term investments maturity period	longer than three months and less than one year
Net income per ordinary share
Net income	1,146,316,000		1,466,960,000	[1]	1,021,820,000
Weighted average number of shares outstanding during the year (after deduction of treasury stock)	424,096		425,618	[1]	435,146
Basic net income per ordinary share	€ 2.70		€ 3.45	[1]	€ 2.35
Plus shares applicable to:
Options and conditional shares	2,890	[2]	3,435	[2]	3,828	[2]
Dilutive potential ordinary shares	2,890		3,435		3,828
Adjusted weighted average number of shares	426,986	[2]	429,053	[1],[2]	438,974	[2]
Diluted net income per ordinary share	€ 2.68	[2]	€ 3.42	[1],[2]	€ 2.33	[2]
Revenue Recognition (Textual) [Abstract]
Deferred Revenue	739,136,000		816,045,000
Lease term	75.00%
Present value of minimum lease payments	90.00%
Shipments of new technology [Member]
Revenue Recognition (Textual) [Abstract]
Deferred Revenue	0		48,600,000		38,500,000
Revenue recognition from new technology	43,700,000		119,300,000		0
Extended and enhanced (optic) warranty contracts [Member]
Revenue Recognition (Textual) [Abstract]
Deferred Revenue	€ 242,200,000		€ 280,100,000
Maximum [Member] | Buildings and constructions [Member]
Property plant and equipment estimated useful life
Estimated useful life (in years)	40 years
Maximum [Member] | Machinery and equipment [Member]
Property plant and equipment estimated useful life
Estimated useful life (in years)	5 years
Maximum [Member] | Leasehold improvements [Member]
Property plant and equipment estimated useful life
Estimated useful life (in years)	10 years
Maximum [Member] | Furniture, fixtures and other equipment [Member]
Property plant and equipment estimated useful life
Estimated useful life (in years)	5 years
Maximum [Member] | Internally developed software [Member]
Property plant and equipment estimated useful life
Estimated useful life (in years)	5 years
Minimum [Member] | Buildings and constructions [Member]
Property plant and equipment estimated useful life
Estimated useful life (in years)	5 years
Minimum [Member] | Machinery and equipment [Member]
Property plant and equipment estimated useful life
Estimated useful life (in years)	2 years
Minimum [Member] | Leasehold improvements [Member]
Property plant and equipment estimated useful life
Estimated useful life (in years)	5 years
Minimum [Member] | Furniture, fixtures and other equipment [Member]
Property plant and equipment estimated useful life
Estimated useful life (in years)	3 years
Minimum [Member] | Internally developed software [Member]
Property plant and equipment estimated useful life
Estimated useful life (in years)	3 years
Intellectual property [Member] | Maximum [Member]
Finite lived intangible assets estimated useful life
Estimated useful life (in years)	10 years
Intellectual property [Member] | Minimum [Member]
Finite lived intangible assets estimated useful life
Estimated useful life (in years)	3 years
Developed technology [Member] | Maximum [Member]
Finite lived intangible assets estimated useful life
Estimated useful life (in years)	6 years
Customer relationships [Member] | Maximum [Member]
Finite lived intangible assets estimated useful life
Estimated useful life (in years)	8 years
Other [Member] | Maximum [Member]
Finite lived intangible assets estimated useful life
Estimated useful life (in years)	6 years
Other [Member] | Minimum [Member]
Finite lived intangible assets estimated useful life
Estimated useful life (in years)	2 years

[1]	As of January 1, 2011, we adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 to the consolidated financial statements.
[2]	The calculation of diluted net income per ordinary share assumes the exercise of options issued under ASML stock option plans and the issuance of shares under ASML share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.